RESERVES (Tables)	12 Months Ended
Sep. 30, 2018
Other Equity Reserves [Abstract]
Schedule of stock option transactions
	Number of Options	Weighted Average Exercise Price*

Balance, September 30, 2015	173,676	$29.51
Options granted	45,500	83.28
Options exercised	(14,050)	(19.42)
Options expired/forfeited	(2,000)	(67.83)

Balance, September 30, 2016	203,126	$42.81
Options exercised	(250)	(12.41)
Options expired/forfeited	(17,000)	(39.71)

Balance, September 30, 2017	185,876	$44.53
Options granted	803,400	3.94
Options expired/forfeited	(88,817)	(21.83)

Balance outstanding, September 30, 2018	900,459	$4.80
Balance exercisable, September 30, 2018	152,530	$9.06

Schedule of options outstanding enabling holders to acquire common shares
Exercise price		Number of options	Weighted average remaining contractual life (years)

	$4.00	572,748	9.18
	$4.10	12,500	9.71
C$	4.90	286,000	9.07
C$	16.00	250	0.64
C$	40.00	28,961	1.08
		900,459	8.89

Schedule of options granted and vesting with allocations to functional expense
	2018	2017	2016

Research and development expense (Note 18)	$324,528	$(3,870)	$322,160
Financing costs	-	-	27,743
General and administrative (Note 18)	1,076,886	762,797	897,043
	$1,401,414	$758,927	$1,246,946

Schedule of weighted average assumptions used for Black-Scholes option-pricing model valuation of stock options granted
	2018	2017	2016

Risk-free interest rate	2.37%	-	0.63%
Expected life of options	10.00 years	-	3.58 years
Expected annualized volatility	80.89%	-	73.01%
Dividend	-	-	-

Schedule of warrant transactions
	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2015	14,125	$52.80
Warrants granted	340,909	66.00
Warrants exercised	(39)	(29.60)
Warrants expired	(18)	(29.60)

Balance, September 30, 2016	354,977	$65.60
Warrants granted	7,476	42.80
Warrants expired	(12,818)	55.00

Balance, September 30, 2017	349,635	$65.38
Warrants granted	2,427,937	0.40
Warrants expired	(113,636)	66.00

Balance outstanding and exercisable, September 30, 2018	2,663,936	$6.13

Schedule of warrants outstanding enabling holders to acquire common shares
Number of Warrants		Exercise Price		Expiry Date

1,250		C$	40.00	April 15, 2019
227,273	(1)	US$	66.00	January 14, 2023
7,476		US$	42.80	November 18, 2023
1,653,999	(2)	US$	0.002	January 9, 2023
175,938		US$	4.00	January 9, 2023
535,000	(2)(3)	US$	0.002	January 16, 2023
63,000		US$	4.00	January 16, 2023
2,663,936

(1)	Detailed terms of the 2016 Warrants are included in Note 8.
(2)	Pre-funded warrants are included in reserves at the price paid by holders of $4.00 per pre-funded warrant (Note 9).
(3)	Exercised subsequent to September 30, 2018.